Cover	Jun. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 7, 2022, AssetMark Financial Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report the voting results of the Company’s 2022 annual meeting of stockholders. The sole purpose of this Amendment No. 1 on Form 8-K/A (this “Amendment”) is to correct a clerical error in the Original Report, namely the fiscal year referenced in the bullet point beginning “Proposal 2”. The bullet point beginning “Proposal 2” in the Original Report is hereby amended in its entirety to read as set forth below. Except for the foregoing, this Amendment does not modify or update any disclosure contained in the Original Report, and this Amendment should be read in conjunction with the Original Report.
Document Period End Date	Jun. 06, 2022
Entity File Number	001-38980
Entity Registrant Name	AssetMark Financial Holdings, Inc.
Entity Central Index Key	0001591587
Entity Tax Identification Number	30-0774039
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1655 Grant Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Concord
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94520
City Area Code	925
Local Phone Number	521-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	AMK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false